Natural Gas Producing Activities (Unaudited) - Results of Operations Related to Natural Gas, NGL and Oil Production (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Total revenues from contracts with customers		$ 6,804,020	$ 2,650,299	$ 3,791,414
Transportation and processing		1,942,165	1,710,734	1,752,752
Production		225,279	155,403	153,785
Exploration		24,403	5,484	7,223
Depreciation and depletion		1,676,702	1,393,465	1,538,745
(Gain) loss/impairment on sale/exchange of long-lived assets	$ 1,124,400	(21,124)	100,729	1,138,287
Impairment and expiration of leases		311,835	306,688	556,424
Income tax expense (benefit)		667,435	(254,671)	(340,843)
Results of operations from producing activities, excluding corporate overhead		1,977,325	(767,533)	(1,014,959)
Sales of natural gas, natural gas liquids and oil
Reserve Quantities [Line Items]
Total revenues from contracts with customers		$ 6,804,020	$ 2,650,299	$ 3,791,414